Commitments and contingencies (Movements in prepayments on flight equipment) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Deposits on Flight Equipment [Roll Forward]
Prepayments on flight equipment at beginning of period	$ 2,954,478	$ 3,024,520
Prepayments during the period	685,051	522,887
Interest paid and capitalized during the period	31,830	53,905
Prepayments and capitalized interest applied to the purchase of flight equipment	(301,263)	(639,945)
Prepayments on flight equipment at end of period	$ 3,370,096	$ 2,961,367